As filed with the Securities and Exchange Commission on or about May 7, 2002

                                        Securities Act Registration No. 33-74580
                                Investment Company Act Registration No. 811-8320

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                      -------
         Post-Effective Amendment No.   18                                   [X]
                                      -------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.  19                                                   [X]
                       -----
                        (Check appropriate box or boxes)

                    STRONG SHORT-TERM GLOBAL BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
   (Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[X] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 6th day of May, 2002.

                              STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                              (Registrant)


                              By:/s/ Richard W. Smirl
                                 -----------------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

NAME                                            TITLE                                       DATED AS OF

                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director           May 6, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                         May 6, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                    May 6, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                    May 6, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                    May 6, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                    May 6, 2002
-----------------------------------------------
Neal Malicky*


                                                Director                                    May 6, 2002
----------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 18 and Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A.


                                    By: /s/ Gilbert L. Southwell, III
                                       -----------------------------------------
                                       Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                                                   EDGAR
  EXHIBIT NO.                                         EXHIBIT                                      EXHIBIT NO.
  -----------                                         -------                                      -----------
(b.3)             Amendment to Bylaws dated March 1, 2002                                          EX-99.b3
(h)               Amended and Restated Transfer and Dividend Disbursing Agent Agreement            EX-99.h
(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                              EX-99.n
(q.1)             Power of Attorney dated May 3, 2002                                              EX-99.q1